DEAN WITTER DIVIDEND GROWTH SECURITIES INC.  TWO WORLD TRADE CENTER, NEW YORK,
                                             NEW YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998

DEAR SHAREHOLDER:

During the twelve-month period ended February 28, 1998, the U.S. economy exhibited healthy growth with declining inflation. Periodically during the second half of the year, the Federal Reserve Board expressed concern over the possible rise of inflationary pressures, due to the combined strength of the economy and strong employment growth. However, the anticipated rise in inflation did not materialize and the Federal Reserve Board left interest rates unchanged.

A STRONG YEAR FOR THE EQUITY MARKETS

Overall, the stock market was very generous to investors over the past twelve months. However, in August the Dow Jones Industrial Average appeared to have peaked, at 8340. Bellwether multinational corporations such as Coca-Cola began to lead earnings estimates downward for the first time in many years, on the basis of slower growth and the impact of currency turmoil in Asia. The Nasdaq Composite and Mid-Cap indexes peaked in early October, while the Standard & Poor's 500 Composite Stock Price Index (S&P 500) topped out in early December as uncertainty grew regarding earnings outlooks. Despite a flat to down fourth quarter for the various indexes, the stock market increased by more than 20 percent for three years in a row, for the first time ever. As year-end approached, historically defensive sectors such as consumer goods and utilities outperformed the overall market while cyclical stocks lagged.

As the summer came to a close the situation in Asia induced an investor "flight to quality". As a result, demand for U.S. Treasury securities and the U.S. dollar increased. With many Southeast Asian economies in turmoil, 1998 may see the United States inherit the deflationary (declining price) aspect of those markets. This would be likely to benefit the disinflationary (slowing in the rate of price increases) trend here.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998, CONTINUED

PERFORMANCE AND PORTFOLIO

The strength exhibited in the stock market during the twelve-month period ended February 28, 1998 was evident in the performance of Dean Witter Dividend Growth Securities. For the fiscal year, the Fund's Class B shares posted a total return of 29.10 percent, compared to a return of 34.98 percent for the S&P 500 and a return of 28.31 percent for the Lipper Growth and Income Funds Index. For the period since their inception on July 28, 1997, through February 28, 1998, the Fund's Class A, C and D shares returned 11.15 percent, 10.68 percent and 11.31 percent, respectively. The performance of the Fund's four share classes varies because of differing charges and expenses. The accompanying chart illustrates the performance of a $10,000 investment in the Fund's Class B shares for the ten-year period ended February 28, 1998, versus the performance of similar hypothetical investments in the securities that comprise the S&P 500 and the Lipper Index.

We believe the Fund's underperformance of the S&P 500 Index over the fiscal year was largely due to the Fund's low exposure to high-technology stocks and its underweighted position in the financial sector. High-technology stocks generally pay little, if any, dividends and therefore are not included in the Fund. Also, while the Fund does have reasonable exposure to financial stocks, the weighting is less than that in the S&P 500 Index. On February 28, 1998, the Fund's net assets exceeded $17 billion.

Several portfolio changes occurred during the fiscal year that contributed to the Fund's performance. These changes included selling the Fund's holdings in NorAm Energy Corp., PanEnergy Corp., Solutia Inc., (a spinoff from Monsanto), Newport News Shipbuilding Inc. (a spinoff from Tenneco, Inc.), MAPCO Inc. and CBS Corporation. Additionally, two bond positions were sold, at significant profits: $50 million par value U.S. Treasury bonds 8 1/8% due in 2019 and $50 million par value U.S. Treasury bonds 7 1/8% due in 2023. New additions to the portfolio included AMP, Inc., Providian Financial Corp., Aegon N.V. -- American Registered Shares, Jefferson-Pilot Corp., Consolidated Natural Gas Co., Sonat, Inc., Crown Cork & Seal Co., Inc., Albertson's, Inc., Sears, Roebuck & Co. and Supervalu Inc.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998, CONTINUED

LOOKING AHEAD

We believe that moderate economic activity and low inflation, coupled with the Fund's stringent screening process, should enable the Fund to provide investors with competitive returns in the months ahead.

We appreciate your support of Dean Witter Dividend Growth Securities and look forward to continuing to serve your investments need in the future.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FUND PERFORMANCE FEBRUARY 28, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)

                                       Fund   S&P 500(4)  Lipper(5)
February 1988                       $10,000      $10,000    $10,000
February 1989                      $ 11,326     $ 11,183   $ 11,297
February 1990                       $13,347      $13,291    $12,774
February 1991                       $14,483      $15,239    $14,062
February 1992                       $17,209      $17,681    $16,312
February 1993                       $18,781      $19,564    $18,113
February 1994                       $20,656      $21,189    $20,307
February 1995                       $21,327      $22,748    $21,137
February 1996                       $27,728      $30,632    $27,468
February 1997                       $33,652      $38,650    $33,450
February 1998                    $43,443(3)      $52,170    $42,921

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
               CLASS B SHARES**                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 2/28/98                                 PERIOD ENDED 2/28/98
-------------------------                            -------------------------
1 Year                      29.10%(1)    24.10%(2)   From Inception (7/28/97)    11.15%(1)     5.31%(2)
5 Years                     18.26(1)     18.06(2)
10 Years                    15.82(1)     15.82(2)

               CLASS C SHARES++                                     CLASS D SHARES(++)
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 2/28/98                                  PERIOD ENDED 2/28/98
-------------------------                             -------------------------
From Inception (7/28/97)    10.68%(1)     9.68%(2)    From Inception (7/28/97)   11.31%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on February 28, 1998.
 (4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 * For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
(++) Class D shares have no sales charge.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (87.7%)
            AEROSPACE (3.8%)
 1,800,000  Lockheed Martin Corp...............................................................  $   210,037,500
 3,050,000  Raytheon Co. (Class B).............................................................      179,378,125
 3,100,000  United Technologies Corp...........................................................      276,868,750
                                                                                                 ---------------
                                                                                                     666,284,375
                                                                                                 ---------------
            ALUMINUM (1.6%)
 2,500,000  Alcan Aluminium Ltd. (Canada)......................................................       77,656,250
 2,670,000  Aluminum Co. of America............................................................      195,911,250
                                                                                                 ---------------
                                                                                                     273,567,500
                                                                                                 ---------------
            APPAREL (0.6%)
 2,200,000  VF Corp............................................................................      104,912,500
                                                                                                 ---------------
            AUTO PARTS (1.4%)
 2,000,000  Dana Corp..........................................................................      109,125,000
 2,300,000  TRW, Inc...........................................................................      126,068,750
                                                                                                 ---------------
                                                                                                     235,193,750
                                                                                                 ---------------
            AUTOMOTIVE (3.0%)
 3,600,000  Chrysler Corp......................................................................      140,175,000
 3,850,000  Ford Motor Co......................................................................      217,765,625
 2,400,000  General Motors Corp................................................................      165,450,000
                                                                                                 ---------------
                                                                                                     523,390,625
                                                                                                 ---------------
            BANKS (5.4%)
 4,000,000  BankAmerica Corp...................................................................      310,000,000
 2,600,000  KeyCorp............................................................................      182,162,500
 1,500,000  Morgan (J.P.) & Co., Inc...........................................................      179,250,000
 3,850,000  NationsBank Corp...................................................................      263,725,000
                                                                                                 ---------------
                                                                                                     935,137,500
                                                                                                 ---------------
            BEVERAGES - SOFT DRINKS (2.6%)
 3,900,000  Coca Cola Co.......................................................................      267,881,250
 5,000,000  PepsiCo Inc........................................................................      182,812,500
                                                                                                 ---------------
                                                                                                     450,693,750
                                                                                                 ---------------
            CHEMICALS (4.5%)
 1,575,000  Dow Chemical Co....................................................................      144,112,500
 3,900,000  Du Pont (E.I.) de Nemours & Co., Inc...............................................      239,118,750
 5,300,000  Monsanto Co........................................................................      269,637,500
 2,125,000  PPG Industries, Inc................................................................      137,726,562
                                                                                                 ---------------
                                                                                                     790,595,312
                                                                                                 ---------------
            COMPUTERS - SYSTEMS (1.7%)
 2,800,000  International Business Machines Corp...............................................      292,425,000
                                                                                                 ---------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            CONGLOMERATES (1.6%)
 1,950,000  Minnesota Mining & Manufacturing Co................................................  $   166,359,375
 2,800,000  Tenneco, Inc.......................................................................      115,150,000
                                                                                                 ---------------
                                                                                                     281,509,375
                                                                                                 ---------------
            CONTAINERS - METAL & GLASS (0.7%)
 2,250,000  Crown Cork & Seal Co., Inc.........................................................      121,500,000
                                                                                                 ---------------
            COSMETICS (3.5%)
 3,000,000  Avon Products, Inc.................................................................      211,312,500
 2,900,000  Gillette Co........................................................................      312,837,500
 1,700,000  International Flavors & Fragrances, Inc............................................       78,200,000
                                                                                                 ---------------
                                                                                                     602,350,000
                                                                                                 ---------------
            DISTRIBUTORS - FOOD & HEALTH (0.4%)
 1,550,000  Supervalu, Inc.....................................................................       73,818,750
                                                                                                 ---------------
            DRUGS (8.0%)
 3,225,000  American Home Products Corp........................................................      302,343,750
 3,350,000  Bristol-Myers Squibb Co............................................................      335,628,125
 5,450,000  Schering-Plough Corp...............................................................      414,540,625
 5,600,000  Smithkline Beecham PLC (ADR) (United Kingdom)......................................      346,500,000
                                                                                                 ---------------
                                                                                                   1,399,012,500
                                                                                                 ---------------
            DRUGS & HEALTHCARE (1.4%)
 3,300,000  Abbott Laboratories................................................................      246,881,250
                                                                                                 ---------------
            ELECTRIC - MAJOR (1.7%)
 3,800,000  General Electric Co................................................................      295,450,000
                                                                                                 ---------------
            ELECTRICAL EQUIPMENT (0.7%)
 2,800,000  AMP, Inc...........................................................................      123,725,000
                                                                                                 ---------------
            FINANCE (2.1%)
   700,000  Beneficial Corp....................................................................       82,600,000
 1,360,000  Household International, Inc.......................................................      176,630,000
 1,825,000  Providian Financial Corp...........................................................      103,568,750
                                                                                                 ---------------
                                                                                                     362,798,750
                                                                                                 ---------------
            FINANCIAL - MISCELLANEOUS (1.4%)
 3,800,400  Fannie Mae.........................................................................      242,513,025
                                                                                                 ---------------
            FOODS (0.9%)
 3,000,000  Quaker Oats Company (The)..........................................................      161,625,000
                                                                                                 ---------------
            HOUSEHOLD APPLIANCES (0.6%)
 1,675,000  Whirlpool Corp.....................................................................      111,910,938
                                                                                                 ---------------
            INSURANCE (2.9%)
 1,850,000  Aetna Inc..........................................................................      161,643,750
 1,700,000  Jefferson-Pilot Corp...............................................................      142,587,500
 2,350,000  Lincoln National Corp..............................................................      196,812,500
                                                                                                 ---------------
                                                                                                     501,043,750
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            LIFE INSURANCE (0.5%)
   781,950  Aegon N.V. (ARS) (Netherlands).....................................................  $    87,969,375
                                                                                                 ---------------
            MACHINERY - AGRICULTURAL (1.3%)
 4,150,000  Deere & Co.........................................................................      232,918,750
                                                                                                 ---------------
            MACHINERY - CONSTRUCTION & MATERIALS (0.7%)
 2,200,000  Caterpillar Inc....................................................................      120,175,000
                                                                                                 ---------------
            MACHINERY - DIVERSIFIED (0.6%)
 2,000,000  Johnson Controls, Inc..............................................................      111,125,000
                                                                                                 ---------------
            MANUFACTURING - DIVERSIFIED (1.0%)
 2,250,000  Honeywell, Inc.....................................................................      178,312,500
                                                                                                 ---------------
            METALS & MINING (0.6%)
 1,700,000  Phelps Dodge Corp..................................................................      107,950,000
                                                                                                 ---------------
            NATURAL GAS (1.9%)
 2,550,000  Burlington Resources, Inc..........................................................      114,112,500
 1,100,000  El Paso Natural Gas Co.............................................................       73,012,500
 3,200,000  Enron Corp.........................................................................      150,400,000
                                                                                                 ---------------
                                                                                                     337,525,000
                                                                                                 ---------------
            OFFICE EQUIPMENT (2.9%)
 4,800,000  Pitney Bowes, Inc..................................................................      225,000,000
 3,100,000  Xerox Corp.........................................................................      274,931,250
                                                                                                 ---------------
                                                                                                     499,931,250
                                                                                                 ---------------
            OIL & GAS - EXPLORATION & PRODUCTION (1.5%)
 1,600,000  Burlington Northern Santa Fe Corp..................................................      159,400,000
 1,450,000  Kerr-McGee Corp....................................................................       98,056,250
                                                                                                 ---------------
                                                                                                     257,456,250
                                                                                                 ---------------
            OIL - DOMESTIC (2.7%)
 1,750,000  Amoco Corp.........................................................................      148,750,000
 2,000,000  Atlantic Richfield Co..............................................................      155,500,000
 5,100,000  USX-Marathon Group.................................................................      176,268,750
                                                                                                 ---------------
                                                                                                     480,518,750
                                                                                                 ---------------
            OIL INTEGRATED - INTERNATIONAL (3.5%)
 3,350,000  Exxon Corp.........................................................................      213,981,250
 2,600,000  Mobil Corp.........................................................................      188,337,500
 3,900,000  Royal Dutch Petroleum Co. (ADR) (Netherlands)......................................      211,818,750
                                                                                                 ---------------
                                                                                                     614,137,500
                                                                                                 ---------------
            PAPER & FOREST PRODUCTS (1.4%)
 2,750,000  International Paper Co.............................................................      128,218,750
 2,500,000  Weyerhaeuser Co....................................................................      124,843,750
                                                                                                 ---------------
                                                                                                     253,062,500
                                                                                                 ---------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            PHOTOGRAPHY (0.8%)
 2,250,000  Eastman Kodak Co...................................................................  $   147,656,250
                                                                                                 ---------------
            RAILROADS (0.8%)
 2,500,000  CSX Corp...........................................................................      139,843,750
                                                                                                 ---------------
            RETAIL (1.9%)
 4,350,000  Dayton-Hudson Corp.................................................................      336,309,375
                                                                                                 ---------------
            RETAIL - DEPARTMENT STORES (0.9%)
 2,550,000  May Department Stores Co...........................................................      154,912,500
                                                                                                 ---------------
            RETAIL - MAIL ORDER/GENERAL MERCHANDISING (0.7%)
 2,400,000  Sears, Roebuck & Co................................................................      127,350,000
                                                                                                 ---------------
            SOAP & HOUSEHOLD PRODUCTS (1.8%)
 3,650,000  Procter & Gamble Co................................................................      310,021,875
                                                                                                 ---------------
            SUPERMARKETS (0.7%)
 2,700,000  Albertson's, Inc...................................................................      126,393,750
                                                                                                 ---------------
            TELECOMMUNICATIONS (1.1%)
 3,550,000  U.S. West Communications Group.....................................................      184,821,875
                                                                                                 ---------------
            TELEPHONES (3.3%)
 1,800,000  Bell Atlantic Corp.................................................................      161,550,000
 3,100,000  GTE Corp...........................................................................      167,787,500
 3,700,000  Sprint Corp........................................................................      244,200,000
                                                                                                 ---------------
                                                                                                     573,537,500
                                                                                                 ---------------
            TIRE & RUBBER GOODS (0.9%)
 2,300,000  Goodyear Tire & Rubber Co..........................................................      158,987,500
                                                                                                 ---------------
            TOBACCO (0.8%)
 3,950,000  UST, Inc...........................................................................      139,978,125
                                                                                                 ---------------
            UTILITIES - ELECTRIC (3.7%)
 2,425,000  FPL Group, Inc.....................................................................      140,801,562
 3,200,000  GPU, Inc...........................................................................      128,600,000
 4,700,000  Houston Industries, Inc............................................................      121,612,500
 3,600,000  PG & E Corp........................................................................      108,675,000
 4,450,000  Unicom Corp........................................................................      142,678,125
                                                                                                 ---------------
                                                                                                     642,367,187
                                                                                                 ---------------
            UTILITIES - NATURAL GAS (1.2%)
 1,950,000  Consolidated Natural Gas Co........................................................      112,125,000
 2,400,000  Sonat, Inc.........................................................................      103,500,000
                                                                                                 ---------------
                                                                                                     215,625,000
                                                                                                 ---------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $6,612,697,192)...................................................   15,335,225,212
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (7.5%)
$   90,000  U.S. Treasury Bond
              8.00% due 11/15/21...............................................................  $   112,514,400
   725,000  U.S. Treasury Bond
              6.25% due 08/15/23...............................................................      749,418,000
   450,000  U.S. Treasury Bond
              6.00% due 02/15/26...............................................................      450,832,500
                                                                                                 ---------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $1,233,585,375)...................................................    1,312,764,900
                                                                                                 ---------------

            SHORT-TERM INVESTMENTS (4.5%)
            COMMERCIAL PAPER (a) (3.7%)
            AUTOMOTIVE - FINANCE (1.6%)
   140,000  Ford Motor Credit Co.
              5.48% due 03/19/98...............................................................      139,616,400
   135,000  General Motors Acceptance Corp. 5.48% due 03/09/98.................................      134,835,600
                                                                                                 ---------------
                                                                                                     274,452,000
                                                                                                 ---------------
            BANK HOLDING COMPANIES (0.8%)
   140,000  Morgan (J.P.) & Co., Inc. 5.48% due 03/13/98.......................................      139,744,268
                                                                                                 ---------------
            BANKS - COMMERCIAL (0.6%)
   110,000  Societe General N.A. Inc. 5.506% due 03/23/98......................................      109,631,622
                                                                                                 ---------------
            FINANCE - DIVERSIFIED (0.7%)
   125,000  General Electric Capital Corp.
              5.46% due 03/02/98...............................................................      124,981,042
                                                                                                 ---------------

            TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $648,808,932)......................................................      648,808,932
                                                                                                 ---------------

            U.S. GOVERNMENT AGENCY (a) (0.8%)
   145,000  Federal National Mortgage Association 5.613% due 03/02/98 (AMORTIZED COST
              $144,977,404)....................................................................      144,977,404
                                                                                                 ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.0%)
$    4,031  The Bank of New York 5.438% due 03/02/98 (dated 02/27/98; proceeds $4,032,852) (b)
              (IDENTIFIED COST $4,031,025).....................................................  $     4,031,025
                                                                                                 ---------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $797,817,361).....................................................      797,817,361
                                                                                                 ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $8,644,099,928) (C)...................................................   99.7 %   17,445,807,473

OTHER ASSETS IN EXCESS OF LIABILITIES..................................................    0.3         44,472,488
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 17,490,279,961
                                                                                         ------  ----------------
                                                                                         ------  ----------------

---------------------

ADR  American Depository Receipt.
ARS  American Registered Share.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,000,000 Federal National Mortgage Assoc. 7.19% due 11/06/06 valued at $1,059,589, $1,066,362 Federal National Mortgage Assoc. 6.01% due 01/18/05 valued at $1,058,896, $785,000 U.S. Treasury Bond 9.25%
     due 02/15/16 valued at $1,064,610 and $882,377 U.S. Treasury Note 7.125%
     due 09/30/99 valued at $928,551.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,831,022,110 and the aggregate gross unrealized depreciation is $29,314,565, resulting in net unrealized appreciation of $8,801,707,545.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

ASSETS:
Investments in securities, at value
  (identified cost $8,644,099,928).........................................................  $17,445,807,473
Receivable for:
    Dividends..............................................................................       40,184,620
    Capital stock sold.....................................................................       27,881,135
    Interest...............................................................................        4,906,730
    Investments sold.......................................................................          881,783
Prepaid expenses and other assets..........................................................          207,161
                                                                                             ---------------
     TOTAL ASSETS..........................................................................   17,519,868,902
                                                                                             ---------------
LIABILITIES:
Payable for:
    Capital stock repurchased..............................................................       11,666,654
    Plan of distribution fee...............................................................        9,188,336
    Investment management fee..............................................................        4,814,669
    Investments purchased..................................................................        1,528,055
Payable to bank............................................................................        1,676,890
Accrued expenses and other payables........................................................          714,337
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       29,588,941
                                                                                             ---------------
     NET ASSETS............................................................................  $17,490,279,961
                                                                                             ---------------
                                                                                             ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................   $8,449,406,947
Net unrealized appreciation................................................................    8,801,707,545
Accumulated undistributed net investment income............................................       50,860,781
Accumulated undistributed net realized gain................................................      188,304,688
                                                                                             ---------------
     NET ASSETS............................................................................  $17,490,279,961
                                                                                             ---------------
                                                                                             ---------------
CLASS A SHARES:
Net Assets.................................................................................      $84,986,633
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................        1,455,487
     NET ASSET VALUE PER SHARE.............................................................           $58.39
                                                                                             ---------------
                                                                                             ---------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).....................................           $61.62
                                                                                             ---------------
                                                                                             ---------------
CLASS B SHARES:
Net Assets.................................................................................  $16,989,452,766
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................      291,093,157
     NET ASSET VALUE PER SHARE.............................................................           $58.36
                                                                                             ---------------
                                                                                             ---------------
CLASS C SHARES:
Net Assets.................................................................................      $50,773,011
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................          871,251
     NET ASSET VALUE PER SHARE.............................................................           $58.28
                                                                                             ---------------
                                                                                             ---------------
CLASS D SHARES:
Net Assets.................................................................................     $365,067,551
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................        6,247,921
     NET ASSET VALUE PER SHARE.............................................................           $58.43
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $1,521,586 foreign withholding tax).......................................  $  299,699,971
Interest....................................................................................     112,873,482
                                                                                              --------------

     TOTAL INCOME...........................................................................     412,573,453
                                                                                              --------------

EXPENSES
Plan of distribution fee (Class A shares)...................................................          61,937
Plan of distribution fee (Class B shares)...................................................     102,153,119
Plan of distribution fee (Class C shares)...................................................         146,126
Investment management fee...................................................................      54,825,425
Transfer agent fees and expenses............................................................      10,647,110
Registration fees...........................................................................         716,964
Custodian fees..............................................................................         588,989
Shareholder reports and notices.............................................................         534,844
Professional fees...........................................................................          71,379
Directors' fees and expenses................................................................          12,741
Other.......................................................................................          93,331
                                                                                              --------------

     TOTAL EXPENSES.........................................................................     169,851,965
                                                                                              --------------

     NET INVESTMENT INCOME..................................................................     242,721,488
                                                                                              --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................................................     262,042,293
Net change in unrealized appreciation.......................................................   3,358,692,314
                                                                                              --------------

     NET GAIN...............................................................................   3,620,734,607
                                                                                              --------------

NET INCREASE................................................................................  $3,863,456,095
                                                                                              --------------
                                                                                              --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                             ENDED               ENDED
                                                                       FEBRUARY 28, 1998*  FEBRUARY 28, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $      242,721,488  $     216,913,534
Net realized gain....................................................         262,042,293        263,776,646
Net change in unrealized appreciation................................       3,358,692,314      1,713,084,128
                                                                       ------------------  -----------------

     NET INCREASE....................................................       3,863,456,095      2,193,774,308
                                                                       ------------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................................            (589,361)        --
    Class B shares...................................................        (235,858,916)      (229,873,261)
    Class C shares...................................................            (262,929)        --
    Class D shares...................................................          (4,131,290)        --
Net realized gain
    Class A shares...................................................            (252,349)        --
    Class B shares...................................................        (212,169,081)      (140,667,573)
    Class C shares...................................................            (142,422)        --
    Class D shares...................................................          (1,469,529)        --
                                                                       ------------------  -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...............................        (454,875,877)      (370,540,834)
                                                                       ------------------  -----------------

Net increase from capital stock transactions.........................       1,174,921,008      1,301,439,284
                                                                       ------------------  -----------------

     NET INCREASE....................................................       4,583,501,226      3,124,672,758

NET ASSETS:
Beginning of period..................................................      12,906,778,735      9,782,105,977
                                                                       ------------------  -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $50,860,781 AND
    $48,981,789, RESPECTIVELY).......................................  $   17,490,279,961  $  12,906,778,735
                                                                       ------------------  -----------------
                                                                       ------------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; and 0.30% to the portion of daily net assets exceeding $10 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.275% of the portion of daily net assets in excess of $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividends or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares,

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $250,796,590 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent calendar year, except that the expenses representing a gross sales credit to account executives may be reimbursed in the subsequent year. For the period ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $12,358,935 and $16,047, respectively and received $805,310 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1998 aggregated $1,186,678,145 and $566,094,202, respectively. Included in the aforementioned are sales of U.S. Government securities in the amount of $149,190,430.

For the year ended February 28, 1998, the Fund incurred $401,017 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At February 28, 1998, the Fund's receivable for investments sold included unsettled trades with DWR of $881,783.

For the period May 31, 1997 through February 28, 1998, the Fund incurred brokerage commissions of $155,990 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $3,604. At February 28, 1998, the Fund had an accrued pension liability of $51,621 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $15,000.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                          FOR THE YEAR                          FOR THE YEAR
                                                              ENDED                                 ENDED
                                                       FEBRUARY 28, 1998+                     FEBRUARY 28, 1997
                                               -----------------------------------   -----------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
                                               ----------------   ----------------   ----------------   ----------------
CLASS A SHARES*
Sold.........................................         1,531,951   $     82,190,159          --                 --
Reinvestment of dividends and
 distributions...............................            10,089            547,397          --                 --
Redeemed.....................................           (86,553)        (4,728,188)         --                 --
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class A.......................         1,455,487         78,009,368          --                 --
                                               ----------------   ----------------   ----------------   ----------------

CLASS B SHARES
Sold.........................................        51,834,503      2,670,318,255         57,912,895   $  2,481,578,268
Reinvestment of dividends and
 distributions...............................         7,994,489        416,521,197          7,903,656        344,605,406
Redeemed.....................................       (39,948,415)    (2,062,805,412)       (35,552,864)    (1,524,744,390)
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class B.......................        19,880,577      1,024,034,040         30,263,687      1,301,439,284
                                               ----------------   ----------------   ----------------   ----------------

CLASS C SHARES*
Sold.........................................           930,792         50,207,370          --                 --
Reinvestment of dividends and
 distributions...............................             6,914            374,891          --                 --
Redeemed.....................................           (66,455)        (3,610,402)         --                 --
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class C.......................           871,251         46,971,859          --                 --
                                               ----------------   ----------------   ----------------   ----------------

CLASS D SHARES*
Sold.........................................           841,753         45,989,589          --                 --
Reinvestment of dividends and
 distributions...............................           101,638          5,504,556          --                 --
Redeemed.....................................          (474,716)       (25,588,404)         --                 --
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class D.......................           468,675         25,905,741          --                 --
                                               ----------------   ----------------   ----------------   ----------------
Net increase in Fund.........................        22,675,990   $  1,174,921,008         30,263,687   $  1,301,439,284
                                               ----------------   ----------------   ----------------   ----------------
                                               ----------------   ----------------   ----------------   ----------------

---------------------

 +   On July 28, 1997, 5,779,246 shares representing $308,785,103 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through February 28, 1998.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                  FOR THE YEAR ENDED FEBRUARY 28,
                                          --------------------------------------------------------------------------------
                                          1998*++   1997    1996**   1995    1994    1993   1992**   1991    1990    1989
--------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....  $ 46.60  $ 39.65  $31.16  $30.86  $28.70  $27.01  $23.50  $22.47  $20.32  $19.28
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

Net investment income...................     0.84     0.81    0.75    0.72    0.68    0.70    0.71    0.79    0.72    0.68

Net realized and unrealized gain........    12.50     7.55    8.50    0.24    2.16    1.72    3.63    1.04    2.83    1.78
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

Total from investment operations........    13.34     8.36    9.25    0.96    2.84    2.42    4.34    1.83    3.55    2.46
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

Less dividends and distributions from:
   Net investment income................    (0.83)   (0.88)  (0.67)  (0.66)  (0.68)  (0.69)  (0.76)  (0.80)  (0.76)  (0.62)
   Net realized gain....................    (0.75)   (0.53)  (0.09)   --      --     (0.04)  (0.07)   --     (0.64)  (0.80)
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

Total dividends and distributions.......    (1.58)   (1.41)  (0.76)  (0.66)  (0.68)  (0.73)  (0.83)  (0.80)  (1.40)  (1.42)
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

Net asset value, end of period..........  $ 58.36  $ 46.60  $39.65  $31.16  $30.86  $28.70  $27.01  $23.50  $22.47  $20.32
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
                                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------

TOTAL INVESTMENT RETURN+................    29.10%   21.37%  30.01%   3.25%   9.98%   9.13%  18.82%   8.51%  17.85%  13.26%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................     1.14%    1.22%   1.31%   1.42%   1.37%   1.40%   1.42%   1.51%   1.41%   1.55%

Net investment income...................     1.61%    1.95%   2.14%   2.42%   2.31%   2.67%   2.91%   3.62%   3.46%   3.44%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................  $16,989  $12,907  $9,782  $7,101  $6,712  $5,386  $4,071  $3,015  $2,760  $1,860

Portfolio turnover rate.................        4%       4%     10%      6%     13%      8%      5%      5%      3%      8%

Average commission rate paid............  $0.0539  $0.0541    --      --      --      --      --      --      --      --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                             1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 53.43
                                                                             ------
Net investment income.................................................         0.66
Net realized and unrealized gain......................................         5.22
                                                                             ------
Total from investment operations......................................         5.88
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.67)
   Net realized gain..................................................        (0.25)
                                                                             ------
Total dividends and distributions.....................................        (0.92)
                                                                             ------
Net asset value, end of period........................................      $ 58.39
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        11.15%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.70%(2)
Net investment income.................................................         2.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................          $85
Portfolio turnover rate...............................................            4%(1)
Average commission rate paid..........................................       $0.0539

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 53.43
                                                                             ------
Net investment income.................................................         0.43
Net realized and unrealized gain......................................         5.21
                                                                             ------
Total from investment operations......................................         5.64
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.54)
   Net realized gain..................................................        (0.25)
                                                                             ------
Total dividends and distributions.....................................        (0.79)
                                                                             ------
Net asset value, end of period........................................      $ 58.28
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        10.68%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.45%(2)
Net investment income.................................................         1.37%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................          $51
Portfolio turnover rate...............................................            4%(1)
Average commission rate paid..........................................       $0.0539

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                             1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 53.43
                                                                             ------

Net investment income.................................................         0.76

Net realized and unrealized gain......................................         5.20
                                                                             ------

Total from investment operations......................................         5.96
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.71)
   Net realized gain..................................................        (0.25)
                                                                             ------

Total dividends and distributions.....................................        (0.96)
                                                                             ------

Net asset value, end of period........................................      $ 58.43
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        11.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.45%(2)

Net investment income.................................................         2.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $365

Portfolio turnover rate...............................................            4%(1)

Average commission rate paid..........................................       $0.0539

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Dividend Growth Securities Inc. (the "Fund") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 13, 1998

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended February 28, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                                       PER SHARE
                                                         -------------------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS D
                                                         -------   -------   -------   -------
Portion of long-term capital gains taxable as:
  28% rate gain........................................    --        $0.50     --        --
  20% rate gain........................................     0.25      0.25      0.25      0.25
                                                         -------   -------   -------   -------
Total..................................................    $0.25     $0.75     $0.25     $0.25
                                                         -------   -------   -------   -------
                                                         -------   -------   -------   -------

For the year ended February 28, 1998, 100% of the income dividends qualified for the dividends received deduction available to corporations.

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
DIVIDEND GROWTH
SECURITIES




[PHOTO]




ANNUAL REPORT
FEBRUARY 28, 1998